Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 10 – DEPOSITS

Time deposits at December 31, 2011 and 2010 included individual deposits of $100,000 and over amounting to $53,787,000 and $40,649,000, respectively. Interest expense on time deposits of $100,000 or more amounted to $601,000 in 2011, $887,000 in 2010, and $1,340,000 in 2009.

At December 31, 2011, the scheduled maturities of time deposits were as follows (dollars in thousands):

2012	$110,366
2013	29,797
2014	12,146
2015	20,829
2016	15,814
Thereafter	4,647

Total	$193,599